October 30, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	CRM Mutual Fund Trust (the “Trust”) File Nos. 333-123998 and 811-21749

Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information, each dated October 26, 2007, do not differ from that contained in Post-Effective Amendment No. 7 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 24, 2007 (Accession No. 0001193125-07-224611).

Any questions with respect to this filing should be directed to my attention at (617) 338-4352.

Very truly yours,

/s/ HEATHER MELITO-DEZAN
Heather Melito-Dezan Senior Regulatory Specialist Regulatory Administration Department PFPC Inc. 99 High Street, 27th Floor Boston, MA 02110

cc:	S. Yadegari , CRM Mutual Fund Trust

D. James, PFPC Inc.

J. Kantrowitz, Bingham McCutchen LLP